Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	26,407	26,317
Carrying amount | $	$ 4,394	$ 2,910
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,243	5,786
Carrying amount | $	$ 1,051	$ 641
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	9,593	9,934
Carrying amount | $	$ 1,603	$ 1,098
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,068	5,808
Carrying amount | $	$ 1,022	$ 643
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,109	2,654
Carrying amount | $	$ 355	$ 294
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,394	2,135
Carrying amount | $	$ 363	$ 234